STEVENS & LEE

LAWYERS & CONSULTANTS

111 N. Sixth Street
Reading, PA  19601
(610) 478-2000 Fax (610) 376-5610
www.stevenslee.com

Direct Dial:

(610) 478-2167

                                                                                                                                             Email:           tfd@stevenslee.com

Direct Fax:

(610) 988-0828

Securities and Exchange Commission

EDGAR Filing

Re:  Rule 485(a) Filing

The DMS Funds – DMS NASDAQ India Bank Index Series
ICA File 811-22706

Ladies and Gentlemen:

We are counsel to the above referenced investment company.  The Fund is filing today amended materials under Rule 485(a) for the DMS NASDAQ India Bank Index Fund.  The amendments are in response to comments provided by the Staff of the Commission on the filing made by the Fund on October 22, 2014.  In response to the comments provided by the Staff, we provide the following information on behalf of the Fund:

1.

We hereby confirm to the Commission that the Class A shares of this Fund are no longer being offered by the Fund, pursuant to this or any other prospectus.

2.

In response to comments, the note has been removed from the Annual Fund Operating Expenses table.  The fee waiver is still in effect, but the note has been removed as suggested.

3.

With respect to the fee reimbursement, the Adviser has authorized us to confirm to you that it is paying the reimbursement amounts monthly and is current on such payments, in that the Adviser is making the payments within thirty days of notification by the Fund’s administrator of amounts due.

4.

Language has been added in the section “Primary Investment Strategies” to reflect that the stocks in the Index are weighted based on free float market capitalization.

5.

Language has been added to “Primary Risks” to indicate that many of the stocks in the Index and the Fund would be considered “small cap” stocks in the U.S.

6.

The Performance tables have been revised in accordance with the comments and pursuant to the N-1A instructions.

7.

Under “Investing in Index Funds – What is Indexing?” language has been changed as suggested to make the sentence simpler in accordance with plain English requirements.

8.

The Financial Highlights section at the end has been updated to include September 30, 2014 data, which is the fiscal year end of the Fund.

9.

Certain language has been amended throughout to conform the document to the materials for the other fund series that DMS has in effect.

With the changes referenced above and included in the materials filed today, the Fund believes that all comments provided by the Staff have been adequately addressed.  The Fund filed these amendments under Rule 485(a) to allow the Staff time to confirm that the changes made are satisfactory.  The Fund would like to file a request for acceleration as soon as possible to allow the amendment to become effective as soon as possible, and prior to December 31st.

If you need any further information, please contact the undersigned.

Very truly yours,

STEVENS & LEE

/s/ Timothy F. Demers

Timothy F. Demers

TFD:mm

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